RIDGEWORTH FUNDS

Supplement dated March 24, 2017 to the

Prospectus, Summary Prospectus and Statement of Additional Information

each dated August 1, 2016, as may be supplemented or revised

RidgeWorth Seix Corporate Bond Fund

RidgeWorth Seix Floating Rate High Income Fund

RidgeWorth Seix High Income Fund

RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund

RidgeWorth Ceredex Large Cap Value Equity Fund

RidgeWorth Ceredex Mid-Cap Value Equity Fund

RidgeWorth Ceredex Small Cap Value Equity Fund

RidgeWorth Innovative Growth Stock Fund (formerly, Aggressive Growth Stock Fund)

RidgeWorth International Equity Fund

RidgeWorth Silvant Large Cap Growth Stock Fund

RidgeWorth Silvant Small Cap Growth Stock Fund

RidgeWorth Conservative Allocation Strategy

RidgeWorth Growth Allocation Strategy

RidgeWorth Moderate Allocation Strategy

(collectively, the “Funds”)

The information in this supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and Statement of Additional Information.

Effective April 1, 2017, each Fund’s A Shares Rule 12b-1 Plan distribution and service fee will be reduced to a maximum of 0.25% annually, as a percentage of the value of your investment.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP – 179